Accrued expenses and other current liabilities (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Accrued Expenses and Other Current Liabilities [Line Items]
Other taxes payable	$ 901,027	$ 960,959
Accrued employee payroll and welfare	3,618,234	2,094,398
Other payable	608,232	3,085,960
Accrued expenses	3,574,243	3,167,689
Advances from customers	430,430	1,606,932
Down payment from sales of property	0	939,757
Accrued expenses and other current liabilities	$ 9,132,166	$ 11,855,695